INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2024
INCOME TAX
Schedule of income (loss) before provision for income taxes

	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US Dollars
Outside China areas	¥113,741,972	¥(34,038,460)	¥(27,573,933)	$(3,794,299)
China	(20,066,451)	(27,419,593)	(23,861,877)	(3,283,503)
Total	¥93,675,521	¥(61,458,053)	¥(51,435,810)	$(7,077,802)

Schedule of deferred tax assets, net

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Deferred tax assets:
Allowance for credit losses	¥1,019,592	¥1,652,102	$227,337
Impairment for inventory	90,322	221,290	30,451
Net operating loss carryforwards	23,290,731	25,843,951	3,556,246
Subtotal	24,400,645	27,717,343	3,814,033
Less: Valuation allowance	(24,107,246)	(27,437,564)	(3,775,534)
Total deferred tax assets, net	¥293,399	¥279,779	$38,499
Deferred tax liabilities:
Accelerated amortization of intangible assets	(146,511)	(132,891)	(18,287)
Gain on the previously held equity method investment	(146,888)	(146,888)	(20,212)
Total deferred tax liabilities	(293,399)	(279,779)	(38,499)
Deferred tax assets, net	¥—	¥—	$—

Schedule of NOL expiration

Twelve months ending June 30,	RMB	US Dollars
2025	¥19,617,124	$2,699,406
2026	32,533,742	4,476,792
2027	27,137,905	3,734,300
2028	34,868,363	4,798,046
2029	11,670,406	1,605,901
Total	¥125,827,540	$17,314,445

Schedule of reconciliation of income tax expense (benefit)

	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US Dollars
Income tax (benefits) expenses calculated at PRC statutory rates	¥23,418,880	¥(15,364,513)	¥(12,858,953)	$(1,769,451)
Nondeductible expenses and others	263,655	539,247	427,969	58,890
Effect of tax rate differential	(24,061,020)	7,949,048	9,080,982	1,249,585
Benefit of revenue exempted from enterprise income tax	(1,799)	(18,814)	19,714	2,713
Change in valuation allowances	(233,590)	6,913,371	3,330,318	458,267
Income tax expenses (benefit)	¥(613,874)	¥18,339	¥30	$4

Schedule of company's income tax expense (benefit)

	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US Dollars
Current income tax provision	¥10,214	¥18,339	¥30	$4
Deferred income tax benefit	(624,088)	—	—	—
Expense (benefit) for income tax	¥(613,874)	¥18,339	¥30	$4